ACCOUNTS RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLES, NET
ACCOUNTS RECEIVABLES, NET

4. ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	54,652,991	118,517,235
Allowance for doubtful accounts	(228,146)	(3,288,535)
Accounts receivable, net	54,424,845	115,228,700

The movement of the allowance for doubtful accounts is as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	47,846	1,956,245	228,146
Additions / (reversals) charged to bad debt expense	1,908,399	(1,215,464)	3,060,389
Write-off of bad debt allowance	—	(512,635)	—
Balance at the end of the year	1,956,245	228,146	3,288,535